INTANGIBLE ASSETS - Accumulated Amortization (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	$ 2,847
Cost at end of year	3,043	$ 2,847
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	(782)	(645)
Amortization	(53)	(101)
Foreign currency translation	(65)	(36)
Cost at end of year	$ (900)	$ (782)